UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5970

                               Cash Account Trust
                               ------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  04/30
                          -----

Date of reporting period: 7/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Cash Account Trust - Tax-Exempt Portfolio
Investment Portfolio as of July 31, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------------------------

                                                                                 Principal
                                                                                 Amount ($)          Value ($)
                                                                                 --------------------------------

Municipal Bonds and Notes 100.5%
Alabama 0.3%
Alabama, Housing Finance Authority, Multi-Family Housing Revenue,
Heatherbrooke Project, Series C, 2.42%*, 6/15/2026                                1,700,000           1,700,000
Jefferson County, AL, Sewer Revenue, Capital Improvement
Warrants, Series A, 2.32%*, 2/1/2042 (a)                                          1,400,000           1,400,000
                                                                                                   ------------
                                                                                                      3,100,000

Arizona 0.7%
Pima County, AZ, Industrial Development Authority Revenue,
EL Dorado Hospital, 2.35%*, 4/1/2038, Branch Banking & Trust (b)                  6,000,000           6,000,000
                                                                                                   ------------
California 0.8%
California, Housing Finance Agency Revenue, Series D,
AMT, 2.33%*, 8/1/2033 (a)                                                         1,170,000           1,170,000
California, Housing Finance Agency Revenue, Home Mortgage,
AMT, Series F, 2.35%*, 2/1/2033 (a)                                                 400,000             400,000
Emeryville, CA, Redevelopment Agency, Multi-Family Housing Revenue,
Bay Street Apartments, Series A, AMT, 2.32%*, 10/15/2037, KeyBank NA (b)          1,000,000           1,000,000
Sacramento County, CA, Housing Authority, Multi-Family Housing Revenue,
Sierra Sunrise Senior Apartments, Series D, AMT,
2.36%*, 7/1/2036, Citibank NA (b)                                                 2,300,000           2,300,000
Sacramento, CA, Housing Authority, Multi-Family Revenue,
Phoenix Park II Apartments, Series F, AMT, 2.36%*, 10/1/2036,
Citibank NA (b)                                                                   2,200,000           2,200,000
                                                                                                   ------------
                                                                                                      7,070,000

Colorado 5.0%
Colorado, Educational & Cultural Facilities Authority Revenue,
National Jewish Bond Program, Series C-1, 2.33%*, 9/1/2035, US Bank NA (b)          300,000             300,000
Colorado, Educational & Cultural Facilities Authority Revenue,
Vail Mountain School Project, 2.43%*, 5/1/2033, KeyBank NA (b)                    1,800,000           1,800,000
Colorado, Health Facilities Authority Revenue, Adventist Health,
Sunbelt, Series B, 2.34%*, 11/15/2034, SunTrust Bank (b)                         10,000,000          10,000,000
Colorado, Municipal Securities Trust Certificates, Series 2004-220-A,
144A, 2.55%*, 2/15/2023 (a)                                                      11,645,000          11,645,000
Colorado, Postsecondary Education Facilities Authority Revenue,
Mullen High School Project, 2.45%*, 8/1/2017, Wells Fargo Bank NA (b)             2,905,000           2,905,000
Colorado, State Education Loan Program, Series L48J-D,
144A, 2.4%*, 8/9/2005                                                             9,000,000           9,000,000
Denver, CO, City & County Airport Revenue, Series E, AMT,
144A, 2.4%*, 11/15/2010 (a)                                                       2,395,000           2,395,000
Denver, CO, City & County Economic Development Revenue,
Western Stock Show Project, 2.45%*, 7/1/2029, Bank One Colorado NA (b)            1,840,000           1,840,000
Denver, CO, City & County Excise Tax Revenue, Series PT-1827,
144A, 2.37%*, 11/1/2010 (a)                                                       1,740,000           1,740,000
Denver, CO, City & County Special Facilities Airport Revenue,
Worldport at DIA Project, Series A, AMT, 2.45%*, 12/1/2029,
Morgan Guaranty Trust (b)                                                         3,380,000           3,380,000
                                                                                                   ------------
                                                                                                     45,005,000

Connecticut 0.4%
Connecticut, State Health & Educational Facilities Authority Revenue,
Salisbury School, Series B, 2.31%*, 7/1/2034, Fleet National Bank (b)             3,530,000           3,530,000
                                                                                                   ------------
Delaware 0.5%
Delaware, State Economic Development Authority Revenue,
Winterthur Museum Project, 2.39%*, 9/1/2012, Wachovia Bank NA (b)                 4,200,000           4,200,000
                                                                                                   ------------
District of Columbia 5.3%
District of Columbia, Tax & Revenue Anticipation Notes,
3.5%, 9/30/2005                                                                  40,000,000          40,062,807
Washington D.C., Metropolitan Airport Authority System,
Series C, AMT, 2.4%*, 10/1/2021 (a)                                               8,000,000           8,000,000
                                                                                                   ------------
                                                                                                     48,062,807

Florida 5.8%
Alachua County, FL, Health Facilities Authority Revenue, Shands
Teaching Hospital, Series A, 2.33%*, 12/1/2032, SunTrust Bank (b)                 1,500,000           1,500,000
Broward County, FL, School Board Certificates of Participation,
Series R-1056, 144A, 2.37%*, 7/1/2019 (a)                                         2,670,000           2,670,000
Collier County, FL, Health Facilities, 2.5%, 10/4/2005                            4,000,000           4,000,000
Florida, Capital Trust Agency Revenue, Aero Miami FX Project-Air
Cargo, AMT, 2.4%*, 8/1/2034, Bank One NA (b)                                      6,375,000           6,375,000
Florida, Higher Educational Facilities Financing Authority Revenue,
St. Thomas University Project, 2.33%*, 1/1/2019, SunTrust Bank (b)                1,100,000           1,100,000
Florida, Ocean Highway & Port Authority Revenue, AMT,
2.4%*, 12/1/2020, Wachovia Bank NA (b)                                            1,590,000           1,590,000
Gulf Breeze, FL, Municipal Bond Fund Revenue, Series A,
2.34%*, 3/31/2021, Bank of America NA (b)                                         3,075,000           3,075,000
Highlands County, FL, Health Facilities Authority Revenue, Adventist
Health, Series A, 2.35%*, 11/15/2032, SunTrust Bank (b)                             200,000             200,000
Hillsborough County, FL, Aviation Authority Revenue, Series 1060,
AMT, 144A, 2.4%*, 10/1/2018 (a)                                                   2,300,000           2,300,000
Hillsborough County, FL, Industrial Development Authority Revenue,
Seaboard Tampa, AMT, 2.55%*, 12/1/2016, First Union National Bank (b)               925,000             925,000
Jacksonville, FL, Capital Project Revenue, Series 2,
2.33%*, 10/1/2022 (a)                                                               300,000             300,000
Jacksonville, FL, Health Facilities Authority, Hospital Revenue,
Series A, 2.33%*, 8/15/2033, Bank of America NA (b)                               3,050,000           3,050,000
Lee County, FL, Airport Revenue, AMT, Series 811-X, 144A,
2.41%*, 10/1/2029 (a)                                                             1,150,000           1,150,000
Lee County, FL, Capital Improvement & Transportation Facilities Revenue,
Series R-2136, 144A, 2.37%*, 10/1/2020 (a)                                        4,200,000           4,200,000
Miami-Dade County, FL, Industrial Development Authority Revenue,
Gulliver Schools Project, 2.39%*, 9/1/2029, Bank of America NA (b)                1,200,000           1,200,000
Orange County, FL, Health Facilities Authority Revenue, Presbyterian
Retirement Project, 2.39%*, 11/1/2028, Bank of America NA (b)                    13,650,000          13,650,000
Pasco County, FL, School Board Certificates of Participation,
2.33%*, 8/1/2026 (a)                                                                200,000             200,000
Pinellas County, FL, Health Facilities Authority Revenue, Hospital
Facilities, Bayfront Projects, 2.33%*, 7/1/2034, SunTrust Bank (b)                1,350,000           1,350,000
Sarasota County, FL, Health Facility Authority Revenue, Jewish
Housing, Series A, 2.34%*, 7/1/2035, Bank of America NA (b)                       3,400,000           3,400,000
                                                                                                   ------------
                                                                                                     52,235,000

Georgia 4.7%
Atlanta, GA, Airport Revenue, Series C-3, 2.33%*, 1/1/2030 (a)                   11,060,000          11,060,000
Atlanta, GA, Rapid Transportation Authority, Sales Tax Revenue,
Series R-4011, 144A, 2.37%*, 7/1/2019 (a)                                         3,200,000           3,200,000
Atlanta, GA, Water & Wastewater Revenue, 144A, 2.39%*, 11/1/2033 (a)              4,000,000           4,000,000
Greene County, GA, Development Authority Sewage Facilities Revenue,
Carey Station WRF LLC Project, AMT, 2.39%*, 9/1/2024,
Wachovia Bank NA (b)                                                              4,200,000           4,200,000
La Grange, GA, Development Authority Revenue, La Grange
College Project, 2.34%*, 6/1/2031, SunTrust Bank (b)                             11,730,000          11,730,000
Macon-Bibb County, GA, Hospital Authority Revenue, Anticipation
Certificates, Medical Center of Central Georgia:
2.35%*, 12/1/2018, SunTrust Bank (b)                                                775,000             775,000
2.42%*, 8/1/2035 (a)                                                              5,000,000           5,000,000
Monroe County, GA, Development Authority Pollution Control Revenue,
Oglethorpe Power Corp. Project, 2.33%*, 1/1/2018 (a)                              2,000,000           2,000,000
                                                                                                   ------------
                                                                                                     41,965,000

Hawaii 2.2%
Hawaii, ABN AMRO Munitops, Certificates Trust, Series 2004-16,
144A, 2.37%*, 7/1/2012 (a)                                                       16,000,000          16,000,000
Hawaii, State General Obligation, Series A-16, 144A,
2.37%*, 7/1/2018 (a)                                                              3,880,000           3,880,000
                                                                                                   ------------
                                                                                                     19,880,000

Idaho 0.8%
Power County, ID, Industrial Development Authority, FMC Corp.
Project, AMT, 2.39%*, 4/1/2014, Wachovia Bank NA (b)                              7,500,000           7,500,000
                                                                                                   ------------
Illinois 9.3%
Carol Stream, IL, Industrial Project Revenue, MAAC Machinery Co.
Project, AMT, 2.45%*, 4/1/2024, Northern Trust Company (b)                        1,220,000           1,220,000
Chicago, IL, O'Hare International Airport Revenue, Series MT-049,
AMT, 144A, 2.41%*, 1/1/2017 (a)                                                   1,995,000           1,995,000
Chicago, IL, Sales & Tax Revenue, Floater SG-131, 144A,
2.37%*, 1/1/2027 (a)                                                              4,425,000           4,425,000
Cook County, IL, State General Obligation, Series B-11, 144A,
2.37%*, 11/15/2025 (a)                                                            3,540,000           3,540,000
Des Plaines, IL, Industrial Development Revenue, MMP Properties LLC
Project, AMT, 2.5%*, 10/1/2018, Bank One NA (b)                                   2,065,000           2,065,000
Elgin, IL, Judson College Project, 2.45%*, 7/1/2011, Bank One NA (b)              1,140,000           1,140,000
Illinois, Development Finance Authority Revenue, FXD Chicago
Symphony Project, 2.34%*, 12/1/2033, Bank One NA (b)                              2,100,000           2,100,000
Illinois, Development Finance Authority Revenue, Museum of
Contemporary Art Project, 2.35%*, 2/1/2029, Bank One NA (b)                         675,000             675,000
Illinois, Development Finance Authority, Industrial Development Revenue,
Campagna-Turano Bakery Project, AMT, 2.5%*, 8/1/2025, Bank One NA (b)             3,200,000           3,200,000
Illinois, Development Finance Authority, Industrial Development Revenue,
Home Run Inn Frozen Foods, AMT, 2.4%*, 4/1/2020, Bank One NA (b)                  3,785,000           3,785,000
Illinois, Development Finance Authority, Industrial Development Revenue,
Katlaw Tretam & Co. Project, AMT, 2.41%*, 8/1/2027, LaSalle Bank NA (b)           2,880,000           2,880,000
Illinois, Development Finance Authority, Multi-Family Revenue,
Cypress Creek Project, AMT, 2.44%*, 6/1/2033, LaSalle Bank NA (b)                 7,420,000           7,420,000
Illinois, Educational Facilities Authority Revenue:
2.55%, 11/3/2005                                                                 15,000,000          15,000,000
2.55%, 11/14/2005                                                                11,000,000          11,000,000
Illinois, Finance Authority Revenue, Lake Forest Country Day,
2.32%*, 7/1/2035, Northern Trust Company (b)                                      5,000,000           5,000,000
Illinois, Finance Authority Revenue, Northwestern University,
Series B, 2.32%*, 12/1/2034                                                       2,300,000           2,300,000
Illinois, Municipal Securities Trust Certificates, Series 7006,
144A, 2.36%*, 1/1/2031 (a)                                                        6,245,000           6,245,000
Illinois, Regional Transportation Authority, Series A23,
144A, 2.37%*, 7/1/2030 (a)                                                        4,950,000           4,950,000
Tinley Park, IL, Industrial Development Revenue, Harbor Tool
Manufacturing, Inc., Project, AMT, 2.41%*, 7/1/2020,
LaSalle Bank NA (b)                                                               1,225,000           1,225,000
Upper River Valley, IL, Development Authority, Industrial
Development Revenue, Advanced Drainage System,
AMT, 2.45%*, 7/1/2014, National City Bank (b)                                     3,220,000           3,220,000
                                                                                                   ------------
                                                                                                     83,385,000

Indiana 4.6%
ABN AMRO, Munitops Certificates Trust, Series 2005-7,
144A, 2.38%*, 7/10/2013 (a)                                                       9,000,000           9,000,000
Columbia City, IN, Economic Development Revenue, Precision
Plastics Project, AMT, 2.4%*, 11/30/2017, Northern Trust Company (b)              3,700,000           3,700,000
Indiana, Health Facility Financing Authority Revenue, Ascension
Health Credit Group, Series A-2, 2.72%*, 11/15/2036                               6,500,000           6,500,000
Indiana, State Development Finance Authority, Economic Development
Revenue, Goodwill Industries Michiana Project, 2.4%*, 1/1/2027,
National City Bank of Indiana (b)                                                 4,970,000           4,970,000
Indiana, State Development Finance Authority, Industrial Development
Revenue, Enterprise Center I Project, AMT, 2.41%*, 6/1/2022,
LaSalle Bank NA (b)                                                               2,900,000           2,900,000
Indiana, State Development Finance Authority, Industrial Development
Revenue, Enterprise Center II Project, AMT, 2.41%*, 6/1/2022,
LaSalle Bank NA (b)                                                               2,000,000           2,000,000
Indiana, State Development Finance Authority, Industrial Development
Revenue, Enterprise Center IV Project, AMT, 2.41%*, 6/1/2022,
LaSalle Bank NA (b)                                                               1,000,000           1,000,000
Indiana, State Development Finance Authority, Industrial Development
Revenue, Enterprise Center V Project, AMT, 2.41%*, 6/1/2022,
LaSalle Bank NA (b)                                                               5,000,000           5,000,000
Indiana, Transportation Finance Authority Highway Revenue,
Series 853, 144A, 2.36%*, 6/1/2017 (a)                                            1,800,000           1,800,000
Portage, IN, Economic Development Revenue, Breckenridge Apartments
Project, AMT, 2.39%*, 5/1/2025, LaSalle National Bank (b)                         4,650,000           4,650,000
                                                                                                   ------------
                                                                                                     41,520,000

Iowa 0.2%
Iowa, Finance Authority Hospital Facility Revenue, Iowa Health
System, Series B, 2.36%*, 1/1/2028 (a)                                            1,930,000           1,930,000
                                                                                                   ------------
Kansas 0.3%
Kansas, State Development Finance Authority Hospital Revenue,
Adventist Health, Sunbelt, Series C, 2.37%*, 11/15/2030,
SunTrust Bank (b)                                                                 2,500,000           2,500,000
                                                                                                   ------------
Kentucky 2.5%
Boone County, KY, Pollution Control Revenue, Cincinnati Gas &
Electric Co., Series A, 2.55%*, 8/1/2013, Credit Lyonnais (b)                     3,500,000           3,500,000
Fayette County, KY, School District Finance Corp., School Building
Revenue, Series PT-2728, 144A, 2.37%*, 4/1/2025 (a)                               5,000,000           5,000,000
Kentucky, Economic Development Finance Authority, Health Facilities
Revenue, Easter Seal Society Project, 2.45%*, 11/1/2030,
Bank One Kentucky NA (b)                                                          9,520,000           9,520,000
Lexington-Fayette Urban County, KY, Industrial Development Revenue,
YMCA Central Kentucky, Inc. Project, 2.45%*, 7/1/2019,
Bank One Kentucky NA (b)                                                          4,230,000           4,230,000
Shelby County, KY, Lease Revenue, Series A, 2.33%*, 9/1/2034,
US Bank NA (b)                                                                      600,000             600,000
                                                                                                   ------------
                                                                                                     22,850,000

Louisiana 0.6%
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Revenue,
East Jefferson General, 2.38%*, 7/1/2009, JPMorgan Chase Bank (b)                 2,100,000           2,100,000
Louisiana, Public Facilities Authority Revenue, Blood Center
Property, Inc. Project, 2.45%*, 7/1/2021, Bank One Louisiana NA (b)               3,100,000           3,100,000
                                                                                                   ------------
                                                                                                      5,200,000

Maine 1.8%
Maine, State Tax Anticipation Notes, 4.0%, 6/30/2006                             16,000,000          16,184,776
                                                                                                   ------------
Maryland 1.2%
Gaithersburg, MD, Economic Development Revenue, Asbury Methodist
Village, 2.37%*, 1/1/2034, KBC Bank NV (b)                                        1,900,000           1,900,000
Montgomery County, MD, Economic Development Revenue, Howard
Hughes Medical Facility, Series A, 2.36%*, 10/15/2020                             8,500,000           8,500,000
                                                                                                   ------------
                                                                                                     10,400,000

Massachusetts 2.6%
Massachusetts, Development Finance Agency, Industrial Development
Revenue, North Shore YMCA Project, 2.42%*, 11/1/2022, KeyBank NA (b)              2,875,000           2,875,000
Massachusetts, Municipal Securities Trust Certificates,
Series 9062-A, 144A, 2.4%*, 6/19/2013 (a)                                        13,225,000          13,225,000
Massachusetts, State Development Finance Agency Revenue,
ISO New England, Inc., 2.37%*, 2/1/2032, KeyBank NA (b)                           3,000,000           3,000,000
Massachusetts, State Health & Educational Facilities Authority
Revenue, Capital Asset Program, Series B, 2.3%*, 7/1/2010 (a)                       300,000             300,000
Newton, MA, General Obligation, Bond Anticipation Notes, 2.0%, 8/15/2005          4,000,000           3,999,191
                                                                                                   ------------
                                                                                                     23,399,191

Michigan 4.9%
Detroit, MI, ABN AMRO Munitops Certificates Trust,
Series 2003-3, 144A, 2.36%*, 1/1/2011 (a)                                        10,050,000          10,050,000
Michigan, Higher Education Facilities Authority Revenue,
University of Detroit, 2.34%*, 11/1/2017, Bank One NA (b)                         1,880,000           1,880,000
Michigan, Housing Development Authority, Laurel Valley Apartments,
2.41%*, 12/1/2007, Bank One Michigan (b)                                          1,000,000           1,000,000
Michigan, Municipal Securities Trust Certificates,
Series 9054, 144A, 2.4%*, 4/20/2011                                               1,900,000           1,900,000
Michigan, State General Obligation, Series A, 3.5%, 9/30/2005                    25,000,000          25,056,197
Michigan, Strategic Fund, Limited Obligation Revenue, Lapeer
Technologies LLC, AMT, 2.5%*, 2/1/2020, JPMorgan Chase Bank (b)                   2,140,000           2,140,000
Sterling Heights, MI, Economic Development Corp., Limited Obligation
Revenue, Kunath Enterprises LLC Project, AMT, 2.5%*, 2/1/2016,
JPMorgan Chase Bank (b)                                                           1,720,000           1,720,000
                                                                                                   ------------
                                                                                                     43,746,197
Minnesota 0.3%
Elk River, MN, Independent School District No. 728,
Series II-R 204, 144A, 2.43%*, 2/1/2015 (a)                                       2,865,000           2,865,000
                                                                                                   ------------
Missouri 0.9%
Missouri, Development Finance Board, Air Cargo Facility Revenue,
St. Louis Airport, AMT, 2.4%*, 3/1/2030,
American National Bank & Trust (b)                                                8,000,000           8,000,000
                                                                                                   ------------
Nebraska 0.0%
Nebraska, Investment Finance Authority, Single Family Housing
Revenue, Series G, AMT, 2.42%*, 9/1/2022                                            195,000             195,000
                                                                                                   ------------
Nevada 0.2%
Las Vegas Valley, NV, Water District, Series B-10,
144A, 2.37%*, 6/1/2024 (a)                                                        2,080,000           2,080,000
                                                                                                   ------------
New Hampshire 1.2%
New Hampshire, State Business Finance Authority, Exempt Facilities
Revenue, Waste Management of NH, Inc. Project, AMT,
2.39%*, 9/1/2012, Wachovia Bank NA (b)                                           10,500,000          10,500,000
                                                                                                   ------------
New Jersey 2.2%
New Jersey, Economic Development Authority Revenue:
Series 1149, 144A, 2.35%*, 12/15/2019 (a)                                         4,900,000           4,900,000
Series RR-II-R-331, 144A, 2.36%*, 12/15/2015 (a)                                  4,000,000           4,000,000
New Jersey, Economic Development Authority, Special Facility Revenue,
Port Newark Container LLC, AMT, 2.38%*, 7/1/2030, Citibank NA (b)                   300,000             300,000
New Jersey, Economic Development Authority, Thermal Energy
Facilities Revenue, Marina Energy LLC, Series A, AMT,
2.31%*, 9/1/2031, Wachovia Bank NA (b)                                            1,000,000           1,000,000
New Jersey, State Tax & Revenue Anticipation Notes,
Series A, 4.0%, 6/23/2006                                                         8,500,000           8,590,215
New Jersey, State Transportation Corp. Certificates,
Series PA-785, 144A, 2.36%*, 9/15/2015 (a)                                          650,000             650,000
Salem County, NJ, Industrial Pollution Control, Financing
Authority Revenue, E.I. Du Pont de Nemours and Co., 2.5%*, 3/1/2012                 275,000             275,000
                                                                                                   ------------
                                                                                                     19,715,215
New Mexico 0.2%
Farmington, NM, Pollution Control Revenue, Arizona Public Service Co.,
Series C, AMT, 2.32%*, 9/1/2024, Barclays Bank PLC (b)                            1,550,000           1,550,000
                                                                                                   ------------
New York 2.4%
City of Rochester, NY, General Obligation, 2.45%, 9/8/2005                       10,000,000          10,000,000
New York, State Housing Finance Agency Revenue, Multi-Family
Housing, Series A, AMT, 2.36%*, 11/1/2028 (a)                                     1,055,000           1,055,000
New York, NY, General Obligation, Series R-4066,
144A, 2.36%*, 11/1/2015 (a)                                                       3,500,000           3,500,000
New York, NY, Municipal Securities Trust Receipts,
Series SG-109, 144A, 2.36%*, 6/1/2027                                             6,800,000           6,800,000
Port Authority of New York & New Jersey, Special Obligation Revenue,
Versatile Structure Obligation, Series 6, AMT, 2.32%*, 12/1/2017                    300,000             300,000
                                                                                                   ------------
                                                                                                     21,655,000

Ohio 2.2%
Athens County, OH, Port Authority, Housing Revenue, University
Housing for Ohio, Inc. Project, 2.4%*, 6/1/2032, Wachovia Bank NA (b)             3,840,000           3,840,000
Cuyahoga, OH, Community College District, General Receipts,
Series B, 2.37%*, 12/1/2032 (a)                                                   3,790,000           3,790,000
Hamilton County, OH, Health Care Facilities Revenue, Episcopal,
Series A, 2.33%*, 6/1/2035, KeyBank NA (b)                                        1,500,000           1,500,000
Ohio, State Higher Educational Facility Community Revenue,
Pooled Program, Series C, 2.4%*, 9/1/2025, Fifth Third Bank (b)                   1,495,000           1,495,000
Stark County, OH, Port Authority Revenue, Community Action
Agency Project, 2.45%*, 12/1/2022, Bank One NA (b)                                3,525,000           3,525,000
Summit County, OH, Revenue Anticipation Bond, Western Reserve
Academy Project, 2.37%*, 10/1/2027, KeyBank NA (b)                                5,910,000           5,910,000
                                                                                                   ------------
                                                                                                     20,060,000

Oklahoma 0.5%
Blaine County, OK, Industrial Development Authority Revenue,
Seaboard Project, AMT, 2.4%*, 11/1/2018, SunTrust Bank (b)                        3,700,000           3,700,000
Payne County, OK, Economic Development Authority, Student Housing
Revenue, OSUF Phase III Project, 2.36%*, 7/1/2032 (a)                               990,000             990,000
Tulsa County, OK, Industrial Authority Revenue, First Mortgage,
Montercau, Series A, 2.32%*, 7/1/2032, BNP Paribas (b)                              140,000             140,000
                                                                                                   ------------
                                                                                                      4,830,000

Oregon 1.3%
Oregon, Department Administrative Services, Certificates of
Participation, Series PT-1679, 144A, 2.37%*, 11/1/2012 (a)                        4,125,000           4,125,000
Portland, OR, Sewer Systems Revenue, Series PT-2435,
144A, 2.37%*, 10/1/2023 (a)                                                       8,000,000           8,000,000
                                                                                                   ------------
                                                                                                     12,125,000

Pennsylvania 6.9%
Allegheny County, PA, Hospital Development Authority Revenue,
Health Care Dialysis Clinic, 2.34%*, 12/1/2019, Bank of America NA (b)              350,000             350,000
Allentown, PA, Area Hospital Authority Revenue, Sacred Heart Hospital,
Series B, 2.37%*, 7/1/2023, Wachovia Bank NA (b)                                  4,115,000           4,115,000
Cumberland County, PA, Municipal Authority Retirement Community
Revenue, Wesley Affiliated Services, Series C, 2.34%*, 1/1/2037,
Sovereign Bank FSB (b)                                                              100,000             100,000
Dallastown, PA, General Obligation, Area School District,
2.38%*, 2/1/2018 (a)                                                              3,540,000           3,540,000
Dauphin County, PA, General Authority, Education & Health
Loan Program, 2.38%*, 11/1/2017 (a)                                              11,840,000          11,840,000
Montgomery County, PA, Industrial Development Authority, Pollution
Control Revenue, Series B, AMT, 2.4%*, 10/1/2034, Wachovia Bank NA (b)            4,600,000           4,600,000
Pennsylvania, State Higher Educational Assistance Agency,
Student Loan Revenue, Series A, AMT, 2.44%*, 3/1/2027 (a)                         5,655,000           5,655,000
Pennsylvania, State Higher Educational Facilities Authority Hospital
Revenue, Series MT-042, 144A, 2.39%*, 1/1/2024                                   28,600,000          28,600,000
Pennsylvania, State Higher Educational Facilities Authority Revenue,
University Properties, Student Housing, Series A,
2.35%*, 8/1/2035, Citizens Bank (b)                                               3,410,000           3,410,000
                                                                                                   ------------
                                                                                                     62,210,000

South Carolina 0.3%
South Carolina, Public Service Authority, Series SG-32,
144A, 2.37%*, 1/1/2023                                                            2,705,000           2,705,000
                                                                                                   ------------
Tennessee 3.1%
Clarksville, TN, Public Building Authority Revenue,
Pooled Financing Program:
2.34%*, 7/1/2031, Bank of America NA (b)                                          3,700,000           3,700,000
2.34%*, 7/1/2034, Bank of America NA (b)                                            500,000             500,000
Marion County, TN, Industrial & Environmental Development Board,
Valmont Industries, Inc. Project, AMT, 2.39%*, 6/1/2025,
Wachovia Bank NA (b)                                                              8,500,000           8,500,000
Montgomery County, TN, Public Building Authority, Pooled
Financing Revenue, Tennessee County Loan Pool:
2.34%*, 4/1/2032, Bank of America NA (b)                                          1,630,000           1,630,000
2.34%*, 7/1/2034, Bank of America NA (b)                                            750,000             750,000
Shelby County, TN, Tax Anticipation Notes, 4.0%, 6/30/2006                       12,740,000          12,892,927
                                                                                                   ------------
                                                                                                     27,972,927

Texas 17.7%
Clear Creek, TX, Independent School District, Series 04,
144A, 2.37%*, 2/15/2029 (a)                                                       5,845,000           5,845,000
Galena Park, TX, Independent School District, Series SG-153,
144A, 2.37%*, 8/15/2023                                                           4,050,000           4,050,000
Harris County, TX, General Obligation, Series B, 2.56%, 8/11/2005                 6,500,000           6,500,000
Harris County, TX, Health Facilities Development Corp. Revenue,
The Methodist System, Series B, 2.33%*, 12/1/2032                                 7,000,000           7,000,000
Hidalgo County, TX, General Obligation, Public Improvements,
Series R-2148, 144A, 2.37%*, 8/15/2024 (a)                                        7,390,000           7,390,000
Houston, TX, Airport System Revenue, Series SG-161,
144A, 2.37%*, 7/1/2032 (a)                                                        6,000,000           6,000,000
Houston, TX, Utility Systems Revenue:
2.6%, 9/12/2005                                                                  10,000,000          10,000,000
2.7%, 9/8/2005                                                                   10,000,000          10,000,000
Houston, TX, Water & Sewer System Revenue, Municipal Trust
Receipts, Series SG-120, 144A, 2.37%*, 12/1/2023                                  5,800,000           5,800,000
Mesquite, TX, General Obligation, Independent School District,
2.34%*, 8/15/2025                                                                 2,255,000           2,255,000
Northside, TX, Independent School District, Series 758,
144A, 2.37%*, 2/15/2013                                                           3,000,000           3,000,000
Northside, TX, Independent School District, School Building,
2.85%*, 6/15/2035                                                                 8,000,000           8,000,000
San Antonio, TX, Electric & Gas Revenue, Series PT-1706,
144A, 2.38%*, 8/1/2012                                                            6,885,000           6,885,000
Texas, Gulf Coast Industrial Development Authority, Environmental
Facilities Revenue, Citgo Petroleum Corp. Project, AMT,
2.36%*, 10/1/2032, WestLB AG (b)                                                  3,100,000           3,100,000
Texas, Municipal Power Agency Revenue, Series L36J-D,
144A, 2.4%*, 9/1/2011 (a)                                                        30,000,000          30,000,000
Texas, State Tax & Revenue Anticipation Notes, 3.0%, 8/31/2005                   31,600,000          31,625,185
Texas, University of Texas Permanent University Fund,
Series RR-II-R-7517, 144A, 2.37%*, 7/1/2020                                       5,165,000           5,165,000
Wylie, TX, Independent School District, Series R-3004,
144A, 2.37%*, 8/15/2022                                                           6,640,000           6,640,000
                                                                                                   ------------
                                                                                                    159,255,185

Utah 0.3%
Alpine, UT, General Obligation, School District,
Floater-PT-436, 144A, 2.37%*, 3/15/2009                                             595,000             595,000
Murray City, UT, Hospital Revenue, IHC Health Services, Inc.,
Series C, 2.33%*, 5/15/2036                                                         625,000             625,000
Utah, Housing Finance Agency, Single Family Mortgage,
Series E-1, AMT, 2.42%*, 7/1/2031                                                 1,025,000           1,025,000
                                                                                                   ------------
                                                                                                      2,245,000

Vermont 0.7%
Vermont, Municipal Bond Bank, Series R, 144A, 2.37%*, 12/1/2021 (a)               6,335,000           6,335,000
                                                                                                   ------------
Washington 4.3%
Central Puget Sound, WA, Regional Transit Authority, Sales & Use
Tax Revenue, Series 781, 144A, 2.37%*, 11/1/2012 (a)                              4,400,000           4,400,000
King County, WA, Public Hospital District No. 002,
Series R-6036, 144A, 2.37%*, 12/1/2023 (a)                                        3,990,000           3,990,000
Lewis County, WA, Public Utilities District Number 1,
144A, 2.37%*, 10/1/2023 (a)                                                       6,360,000           6,360,000
Seattle, WA, Housing Authority Revenue, Newholly Project,
Phase III, AMT, 2.42%*, 12/1/2034, KeyBank NA (b)                                 2,420,000           2,420,000
Seattle, WA, Water System Revenue, Series R-4006,
144A, 2.37%*, 9/1/2022 (a)                                                        4,970,000           4,970,000
Washington, State General Obligation:
Series 744, 144A, 2.37%*, 1/1/2013 (a)                                            5,135,000           5,135,000
Series A-11, 144A, 2.37%*, 6/1/2017 (a)                                           2,755,000           2,755,000
Washington, State Health Care Facilities Authority Revenue,
Seattle Cancer Care, 2.37%*, 3/1/2035, KeyBank NA (b)                             4,000,000           4,000,000
Washington, State Housing Finance Community, Multi-Family Revenue,
Highland Park Apartments Project, Series A, AMT, 2.4%*, 7/15/2038,
Bank of America NA (b)                                                            4,520,000           4,520,000
                                                                                                   ------------
                                                                                                     38,550,000

Wisconsin 0.5%
Pewaukee, WI, Industrial Development Revenue, Gunner Press &
Finishing Project, AMT, 2.5%*, 9/1/2020, Bank One Wisconsin (b)                   1,380,000           1,380,000
Whitewater, WI, Industrial Development Revenue, MacLean Fogg Co.,
Project, AMT, 2.43%*, 12/1/2009, Bank of America NA (b)                           3,000,000           3,000,000
                                                                                                   ------------
                                                                                                      4,380,000

Wyoming 0.1%
Platte County, WY, Pollution Control Revenue, Series B,
2.25%*, 7/1/2014, National Rural Utility Finance (b)                                750,000             750,000
                                                                                                   ------------
Multi-State 0.7%
ABN AMRO, Munitops Certificates Trust, Series 2004-38,
144A, 2.37%*, 2/15/2011                                                           6,205,000           6,205,000
                                                                                                   ------------

Total Municipal Bonds and Notes (Cost $903,846,298)                                                 903,846,298
                                                                                                   ------------
                                                                                     Shares           Value($)
                                                                                     ------           --------
Open End Investment Company 0.0%
Federated Tax-Free Obligations Fund, 2.157%, 1/4/2049
(Cost $14,901)                                                                       14,901              14,901
                                                                                                   ------------

                                                                                       % of
                                                                                     Net Assets       Value ($)
                                                                                     ----------       ---------

Total Investment Portfolio  (Cost $903,861,199)                                       100.5         903,861,199
Other Assets and Liabilities, Net                                                      -0.5          -4,433,734
                                                                                                   ------------
Net Assets                                                                            100.0         899,427,465
                                                                                                    ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of July 31, 2005.

(a) Bond is insured by one of these companies:

                                                     As of % of Total
Insurance Coverage                                 Investment Portfolio
-----------------------------------------------------------------------
Ambac financial Group                                          8.6
-----------------------------------------------------------------------
Financial Guaranty Insurance Company                           5.1
-----------------------------------------------------------------------
Financial Security Assurance Inc.                              7.8
-----------------------------------------------------------------------
MBIA Corporation                                               10.1
-----------------------------------------------------------------------

(b) Security incorporates a letter of credit from a major bank.

AMT: Subject to alternative minimum tax

144A: Security Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Tax-Exempt Portfolio, a series of
                                    Cash Account Trust


By:                                 /s/Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Tax-Exempt Portfolio, a series of
                                    Cash Account Trust


By:                                 /s/Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 23, 2005



By:                                 /s/Paul Schubert
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               September 23, 2005